Submission	Sep. 10, 2024
Submission [Line Items]
Central Index Key	0001534827
Registrant Name	Phillips 66 Co
Registration File Number	333-266428-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES